5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 1,153,491	$ 4,482,926	$ 5,178,906
Fair value of warrants issued in private placements reclassified from equity	169,700	191,490	301,600
Exercise of warrants - reclassification to additional paid-om capital			(110,049)
Fair value of warrants issued in private placements recognized as derivative expense	59,064
Change in fair value of derivative liability	(643,944)	(3,006,205)	(466,499)
Foreign exchange effect on derivative liability	41,485	(514,720)	(421,032)
Derivative liability	$ 779,796	$ 1,153,491	$ 4,482,926